ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of operating segments [Table Text Block]
	Year ended December 31,
	2025	2024	2023

Cannabis products	$53,186	$51,335	$44,246
Other products	1,545	2,696	4,558

	$54,731	$54,031	$48,804

Disclosure of assets and liabilities in business combination [Table Text Block]
CURRENT ASSETS:
Cash	$346
Trade receivables	1,324
Other current assets	759
Inventory	837
3,266

NON-CURRENT ASSETS:
Property, plant and equipment, net	783
Right-of-use assets, net	533
Intangible assets, net	1,414
Goodwill	3,499
6,229

Total assets	$9,495

CURRENT LIABILITIES:
Trade payables	$1,597
Other current liabilities	166
Current maturities of operating lease liabilities	155
1,918

NON-CURRENT LIABILITIES:
Operating lease liabilities	372
Deferred tax liability, net	326
698

Total liabilities	$2,616

Purchase consideration payable	$2,172
Put option liability	$1,973

Disclosure of finance expenses (income) net [Table Text Block]
	Year ended December 31,
	2025	2024	2023

Finance income:
Revaluation of loans receivables	$-	$(177)	$-
Change in fair value of derivative warrants liabilities (Note 16)	(286)	(305)	(6,955)
Change in fair value of derivative pre-funded warrants liabilities (Note 18B4)	(124)	-	-
Exchange rate differences and other finance income	(3,021)	(1,729)	(51)

	$(3,431)	$(2,211)	$(7,006)

Finance expenses:
Compensation expenses in respect to guarantees granted by main shareholder	$-	$758	$-
Change in fair value of derivative pre-funded warrants liabilities (Note 18B4)	-	56	-
Issuance costs allocated to derivative warrants liability (Notes 18B1, 18B3)	-	48	-
Extension fee and discount amortization expenses in respect to convertible debentures (Note 15)	413	363	-
Revaluation of investment in affiliate (Note 8)	-	837	-
Interest and discount amortization expenses on credit from bank institution and others (Note 14)	2,756	2,507	1,711
Impairment of loans receivables	-	-	601
Exchange rate differences and other finance income	333	202	1,359

	$3,502	$4,771	$3,671

	71	$2,560	$(3,335)

Cost of sales and services [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of attribution of expenses by nature to their function [Table Text block]
	Year ended December 31,
	2025	2024	2023

Salaries and related expenses	$536	$453	$457
Materials	43,351	40,517	36,265
Write-off	-	3,878	-
Professional fees	754	519	418
Depreciation	7	7	7
Miscellaneous	397	206	827

	$45,045	$45,580	$37,974

Selling and marketing expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of attribution of expenses by nature to their function [Table Text block]
	Year ended December 31,
	2025	2024	2023

Salaries and related expenses	$2,604	$3,455	$5,677
Advertising	326	832	1,568
Professional fees	28	13	36
Depreciation	1,426	1,627	2,320
Miscellaneous	972	1,142	1,187

	$5,356	$7,069	$10,788

General and administrative expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Disclosure of attribution of expenses by nature to their function [Table Text block]
	Year ended December 31,
	2025	2024	2023

Salaries and related expenses	$2,438	$2,218	$2,314
Insurance	1,030	1,321	1,847
Professional fees, net (*)	3,471	2,022	4,095
Depreciation	523	550	669
Miscellaneous	2,054	1,907	2,083

	$9,516	$8,018	$11,008